SCHWAB STRATEGIC TRUST

Schwab® U.S. Large-Cap Growth ETF
Schwab® U.S. Large-Cap Value ETF
(each, a fund and collectively, the funds)
Supplement dated September 23, 2024, to the funds’ currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.
Effective September 23, 2024, S&P Dow Jones Indices has changed the Dow Jones U.S. Growth Total Stock Market Index and Dow Jones U.S. Value Total Stock Market Index’s constituent weighting rules to apply a quarterly capping process in order to align constituent weights with applicable regulatory diversification rules.
As such, effective immediately, the following changes will occur:
1.
Schwab U.S. Large-Cap Growth ETF

a. Statutory Prospectus - Under “Principal Investment Strategies” in the “Fund Summaries” section: the first paragraph is deleted and replaced in its entirety with the following:
To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index†. The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Growth Total Stock Market Index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The index is a capped market capitalization weighted index. As of August 31, 2024, the index was composed of 248 stocks. The index applies a quarterly capping process that aligns the index constituent weights with the regulatory diversification rules applicable to the fund. In addition to the capping process, a secondary reweighting check of the index is performed on each non-rebalancing month to ensure the single and aggregate weight constraints are satisfied.
† Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock MarketIndex is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba SchwabAsset Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of theirrespective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investingin such product.
b. SAI - Under “Description of Indices” in the “Investment Objectives, Strategies, Risks and Limitations” section: the ninth paragraph is deleted and replaced in its entirety with the following:
The Schwab U.S. Large-Cap Growth ETF’s index, the Dow Jones U.S. Large-Cap Growth Total Stock Market Index, includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Growth Total Stock Market Index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The index is a capped market capitalization weighted index. As of August 31, 2024, the index was composed of 248 stocks.
2.
Schwab U.S. Large-Cap Value ETF

a. Statutory Prospectus - Under “Principal Investment Strategies” in the “Fund Summaries” section: the first paragraph is deleted and replaced in its entirety with the following:
To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index†. The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Value Total Stock Market Index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a capped market capitalization weighted index. As of August 31, 2024, the index was composed of 514 stocks. The index applies a quarterly capping process that aligns the index constituent weights with the regulatory diversification rules applicable to the fund. In addition to the capping process, a secondary reweighting check of the index is performed on each non-rebalancing month to ensure the single and aggregate weight constraints are satisfied.

† Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock MarketIndex is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab AssetManagement. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respectiveaffiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
b. SAI - Under “Description of Indices” in the “Investment Objectives, Strategies, Risks and Limitations” section: the tenth paragraph is deleted and replaced in its entirety with the following:
The Schwab U.S. Large-Cap Value ETF’s index, the Dow Jones U.S. Large-Cap Value Total Stock Market Index, includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Value Total Stock Market Index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a capped market capitalization weighted index. As of August 31, 2024, the index was composed of 514 stocks.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG125644-00 (09/24)
00304842